General (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 vessel	Dec. 31, 2019 ship	Dec. 31, 2018 ship
Property, Plant and Equipment [Line Items]
Number of LNG carriers | vessel	3
LNG Carriers
Property, Plant and Equipment [Line Items]
Number of LNG carriers		6
Number of LNG carriers under construction		7
Daewoo Shipbuilding and Marine Engineering Co. Ltd. (DSME) | LNG Carriers
Property, Plant and Equipment [Line Items]
Number of LNG carriers		2	2
Number of LNG carriers under construction		3
Samsung Heavy Industries | LNG Carriers
Property, Plant and Equipment [Line Items]
Number of LNG carriers			2
Hyundai Samho Heavy Industries Co. Ltd. | LNG Carriers
Property, Plant and Equipment [Line Items]
Number of LNG carriers under construction		4